SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE—9 SHAREHOLDERS’ EQUITY

Ordinary and preferred shares

The Company was established under the laws of Cayman Islands on February 14, 2022, with authorized share of 100,000,000 ordinary shares of par value US$0.001 each. On January 5, 2024, the Company amended its memorandum of association to effect a 1:2 forward stock split and to change the authorized share capital to $100,000 divided into 200,000,000 shares, of a par value of $0.0005 each. On October 22, 2024, the Company completed its initial public offering of 875,000 Ordinary Shares at a public offering price of US$8.00 per share (the “Public Offering”). Total gross proceeds to the Company from the Public Offering were $7 million. Total offering cost was approximately $7.3 million.

On August 25, 2025, the authorized share capital of the Company shall be re-classified and re-designated from (i) US$100,000 divided into 200,000,000 ordinary and preferred shares of par value of US$0.0005 each to (ii) US$100,000 divided into 150,000,000 Class A ordinary shares of par value of US$0.0005 each, 25,000,000 Class B ordinary shares of par value of US$0.0005 each, and 25,000,000 preferred shares of par value of US$0.0005 each.

The Company is authorized to issue Class A ordinary shares, Class B ordinary shares and Preferred shares.

Class A Ordinary Shares holder shall have one (1) vote for every fully paid Ordinary Share. Class B Ordinary Shares holder shall have one hundred (100) vote for every fully paid Ordinary Share. Each share of Class B ordinary share is convertible at any time, at the option of the holder, into one share of Class A ordinary on a one-for-one basis. Class A ordinary share is not convertible into Class B ordinary share.

Common Control Transactions

On April 11, 2025, INNEOVA Group Limited and Autozone Automotive Pte. Ltd. entered an agreement relating to the sale and purchase of shares of INNEOVA Malaysia Sdn. Bhd. (“INNEOVA Malaysia”), the control of the entities has remained under the control of INNEOVA Holdings Limited. Accordingly, the combination has been treated as a under common control transaction and has been accounted for a carryover basis, with no change in the basis of accounting for assets and liabilities of INNEOVA Malaysia. The consideration for the purchase of Shares consideration shall be the aggregate sum of MYR650,000 (equivalent to SGD388,790.76) for the entire 100% equity stake in the issued and paid up capital of INNEOVA Malaysia. No goodwill or other adjustments were recorded as a result of the Reorganization.

On May 1, 2025, the Company announced the acquisition of 100% stake in INNEOVA Engineering Pte. Ltd. from its controlling shareholder, Soon Aik Global Pte Ltd (the “Seller”), which was approved at during an extra-ordinary general meeting (EGM) held on March 31, 2025. The financial and other terms and conditions of the INNEOVA Engineering Pte. Ltd. agreement were reviewed by the Special Committee and the Board of Directors and the consideration for the acquisition was based upon the valuation of INNEOVA Engineering Pte. Ltd.’s ordinary shares in accordance with the Valuation Report. On the terms and conditions set forth in the INNEOVA Agreement, upon consummation of the acquisition (the “Closing”), the Seller will receive 6,295,624 ordinary shares of the Company (the “Consideration Shares”) in return for all of the outstanding shares of INNEOVA Engineering Pte. Ltd. The calculation of the amount of Consideration Shares was based on an implied purchase price of SGD10,235,000 (equivalent to approximately $7.6 million), the stock price for ordinary shares of the Company as of market close on February 28, 2025, $1.21, and a SGD to USD exchange rate of 0.74428 calculated as of February 28, 2025. The share issuance was treated as a non-cash financing activity in the consolidated statements of cash flows.

Prior to acquisition, INNEOVA Holdings was the holding company of a group of companies comprised of INNEOVA Group, INNEOVA Industrial, INNEOVA Automotive, Autozone (S) and INNEOVA Malaysia. Upon the completion of the acquisition of INNEOVA Engineering by INNEOVA Group, then INNEOVA Industrial, INNEOVA Automotive, INNEOVA Engineering, Autozone (S) and INNEOVA Malaysia become directly/indirectly owned subsidiaries of INNEOVA Holdings Limited.

For the financial years presented in these consolidated financial statements, the control of the entities has remained under the control of Soon Aik. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior financial years as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of INNEOVA and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first financial year presented in the accompanying consolidated financial statements.

The consolidation of the INNEOVA Holdings Limited and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities consolidated from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all financial years to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the financial years ended December 31, 2025, 2024 and 2023, the results of these subsidiaries are included in the financial statements for both periods. After the Restructuring (“Reorganization”), the Company has 16,527,249 ordinary shares issued and outstanding.

The consolidation of the INNEOVA Holdings Limited and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first financial year presented in the accompanying consolidated financial statements. Results of operations for the financial years presented comprise those of the previously separate entities consolidated from the beginning of the financial year to the end of the financial year, eliminating the effects of intra-entity transactions.